DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 1,806,181
Proceeds from borrowings	204,848
Repayments of borrowings	(121,711)
Interest accrued and other	5,042
Translation differences	32,807
Total debt, ending balance	1,927,167
Bonds
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,193,517
Proceeds from borrowings	0
Repayments of borrowings	0
Interest accrued and other	4,592
Translation differences	0
Total debt, ending balance	1,198,109
Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	556,276
Proceeds from borrowings	183,727
Repayments of borrowings	(89,018)
Interest accrued and other	337
Translation differences	31,259
Total debt, ending balance	682,581
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	38,059
Proceeds from borrowings	0
Repayments of borrowings	(3,584)
Interest accrued and other	113
Translation differences	1,396
Total debt, ending balance	35,984
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	18,329
Proceeds from borrowings	21,121
Repayments of borrowings	(29,109)
Interest accrued and other	0
Translation differences	152
Total debt, ending balance	€ 10,493